Share-Based Compensation - Summary of Performance Activity (Details) - Performance Shares [Member] - OneMain Holdings, Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance, beginning of period	581,113
Granted	0
Vested	(164,673)
Forfeited	(8,492)
Balance, end of period	407,948	581,113
Unvested, beginning of period	$ 25.79
Granted during the period	25.10	$ 34.45	$ 25.78
Forfeited	31.62
Unvested, end of period	$ 25.94	$ 25.79
Weighted average remaining term	1 year 8 months 16 days